Property, Plant and Equipment (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($) m²	Dec. 31, 2020 CNY (¥) m²	Dec. 31, 2019 CNY (¥)
Building [Member]
Property, Plant and Equipment [Line Items]
Area of Real Estate Property	46,196	46,196
Land [Member]
Property, Plant and Equipment [Line Items]
Area of Real Estate Property	74,251	74,251
Property, Plant and Equipment [Member] | Use Rights [Member]
Property, Plant and Equipment [Line Items]
Pledged Assets, Not Separately Reported, Real Estate	$ 7,279	¥ 47,498	¥ 49,495